Share Based Awards	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Share Based Awards

Note 11 – Share Based Awards

Stock Options

The Plan allows the Company to incentivize key employees and directors with long term compensation awards such as stock options, restricted stock, and other similar types of awards. The Plan is authorized to issue 1,461,876 of awards and has an “evergreen” provision, pursuant to which the number of shares of common stock reserved for issuance pursuant to awards under such plan shall be increased on the first day of each year beginning in 2025 and ending in 2032 equal to the lesser of (a) five percent (5%) of the shares of stock outstanding (on an as converted basis) on the last day of the immediately preceding fiscal year and (b) such smaller number of shares of stock as determined by our board of directors.

During the nine months ended September 30, 2024, the Company’s board of directors approved the grant of 330,000 stock options under the Plan to certain employees. The stock options are subject to certain vesting provisions.

The following table presents the activity for stock options outstanding:

	Non-Qualified Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding - December 31, 2023	–	$–	–	–
Granted	330,000	1.24	9.59	$99,200
Forfeited/canceled	–	–	–	–
Exercised	–	–	–	–
Outstanding – September 30, 2024	330,000	$1.24	9.59	$99,200

The range of assumptions used to calculate the fair value of options granted during the nine months ended September 30, 2024 was:

Exercise Price	$1.20 – 1.79
Stock Price on date of grant	$1.20 – 1.79
Risk-free interest rate	4.080- 4.71%
Dividend yield	–
Expected term (years)	6.11
Volatility	129.45 – 143.46%

The Company recognized $37,475 in stock-based compensation expense related to stock options during the nine months ended September 30, 2024. As of September 30, 2024, there was $335,686 of unrecognized stock-based compensation expense related to unvested stock options to be recognized over the remaining vesting term through 2028.

Restricted Stock

The following table presents the activity for restricted stock outstanding:

	Restricted	Awards	Awards
	Stock	Vested	Unvested
Outstanding - December 31, 2023	–	–	–
Granted	1,001,642	501,253	500,389
Forfeited/canceled	–	–	–
Outstanding – September 30, 2024	1,001,642	501,253	500,389

The Company recognized $722,200 in stock-based compensation expense related to restricted stock during the nine months ended September 30, 2024. As of September 30, 2024, there was $496,661 of unrecognized stock-based compensation expense related to unvested restricted stock to be recognized over the remaining vesting term through February 15, 2025.

Warrants

The following table presents the activity for warrants outstanding as of September 30, 2024:

Weighted
	Warrants	Average
	Outstanding	Exercise Price
Outstanding - December 31, 2023	–	$–

Granted	692,500	2.26
Forfeited/cancelled/restored	–	–
Exercised	–	–
Outstanding – September 30, 2024	692,500	$2.26

As discussed in Note 10, “Earnings Per Share and Stockholders’ Equity”, in connection with the IPO, the Company issued 62,500 representative warrants to its underwriters to purchase shares of common stock. The representative warrants have an exercise price of $5.00 or can be exercised through a cashless exercise feature.

As discussed in Note 8, “Convertible Note”, in connection with the exchange of the $1,000,000 of the Note Payable balance, the Company issued 630,000 warrants to the Investors to purchase shares of common stock. The warrants have an exercise price of $1.99.

All warrants outstanding have a weighted average remaining contractual life of approximately 4.85 years as of September 30, 2024. The intrinsic value of the warrants at September 30, 2024 is $0 as the share price of the Company’s common stock is lower than the strike price of the warrants.